Land use rights, net (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land use rights, net
Amortization expense	$ 64,044	$ 65,517	$ 73,383
Land use rights
Land use rights, net
Amortization expense	$ 8,486	$ 8,397	$ 8,473